Background and Basis of Presentation (Details)							3 Months Ended		12 Months Ended
	Jul. 30, 2024 $ / shares	Jul. 21, 2024 USD ($) $ / shares	Jul. 07, 2024 USD ($) $ / shares	Jun. 23, 2024 USD ($) $ / shares	May 27, 2024 USD ($) $ / shares	Oct. 15, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 25, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 $ / shares
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, par value (in dollars per share) | $ / shares							$ 0.01		$ 0.01	$ 0.01
Vista Outdoor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Gain on divestiture (Note 6)							$ (19,659,000)	$ 0
Revelyst Business
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Gain on divestiture (Note 6)							(19,659,000)	0
General corporate expenses									$ 72,323,000	$ 44,880,000	$ 59,724,000
Revelyst Business | Vista Outdoor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
General corporate expenses							$ 18,759,000	$ 12,262,000
MNC Capital And Private Equity Partner | Subsequent Event | Vista Outdoor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Potential business acquisition, all cash-transaction (in dollars per share) | $ / shares	$ 42.00
The Kinetic Group
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Equity conversion ratio						1
Cash paid per acquiree share (in dollars per share) | $ / shares				$ 18.00	$ 16.00	$ 12.90
Enterprise value of segment				$ 2,000,000,000	$ 1,960,000,000	$ 1,910,000,000
The Kinetic Group | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash paid per acquiree share (in dollars per share) | $ / shares		$ 24.00	$ 21.00	$ 18.00	$ 16.00
Enterprise value of segment		$ 2,150,000,000	$ 2,100,000,000	$ 2,000,000	$ 1,960,000
The Kinetic Group | Vista Outdoor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.01
Enterprise value of segment						$ 1,910,000,000
The Kinetic Group | Vista Outdoor Inc. | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Enterprise value of segment					$ 1,960,000,000